LEASE (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Current portion	$ 70,458	$ 88,537	$ 70,375
Total	131,982	157,498	130,358
Non-current portion	$ 61,524	$ 68,961	$ 59,983